FAIR VALUE MEASUREMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Assets:
Cryptocurrencies	¥ 252,206	$ 36,065	¥ 206,130	¥ 107,961
Call option assets	0		15,843
Liabilities:
Put option liabilities			1,923
Recurring
Assets:
Investments accounted for under readily determinable fair values	162	23	1,020
Cryptocurrencies	252,206	36,065	206,130
Call option assets			15,843
Total	252,368	36,088	222,993
Liabilities:
Conversion Feature Derivative Liability	24,589	3,516
Put option liabilities	112	16	1,923
Total	24,701	$ 3,532	1,923
Recurring | Level 1
Assets:
Investments accounted for under readily determinable fair values	162		1,020
Cryptocurrencies	252,206		206,130
Total	252,368		207,150
Recurring | Level 3
Assets:
Call option assets			15,843
Total			15,843
Liabilities:
Conversion Feature Derivative Liability	24,589
Put option liabilities	112		1,923
Total	¥ 24,701		¥ 1,923